Pay vs Performance Disclosure - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As per item 402(v) of Regulation S-K, we are providing the following information about the relationship between Compensation Actually Paid (CAP) as defined in Item 402(v) and performance. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with its performance, refer to the “Compensation Discussion and Analysis”.

Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers	Value of initial fixed $100 investment based on Total shareholder return	Value of initial fixed $100 investment based on Global Agribusiness TSR	Net income $000s	Net sales $000s
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$1,675,160	$339,583	$680,441	$616,596	$24	$113	$(124,855)	$549,520
2023	$2,509,773	$(471,651)	$567,665	$201,287	$72	$105	$7,519	$579,371
2022	$2,852,874	$3,432,747	$729,905	$817,252	$141	$115	$27,404	$609,615
2021	$2,463,689	$3,089,570	$708,595	$802,105	$106	$125	$18,587	$557,676
2020	$2,181,538	$1,925,191	$645,118	$610,063	$100	$100	$15,242	$458,704

Footnotes to Table 1:

1. Our principal executive officer (“PEO”) for fiscal year 2024 is Douglas A. Kaye, who joined the Company on December 9, 2024. Our PEO for the fiscal years 2023, 2022, 2021, and 2020 is Eric G. Wintemute who left that position on July 12, 2024. The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

2. The dollar amounts reported in column (e) represent the amount of “compensation actually paid” or “CAP” to the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(a)	(b)	(c)	(d)
2024	$1,675,160	$1,335,577	$(842,658)	$—	$—	$339,583
2023	$2,509,773	$(1,688,426)	$(1,292,998)	$—	$—	$(471,652)
2022	$2,852,874	$(1,407,292)	$1,987,165	$—	$—	$3,432,747
2021	$2,463,689	$(1,392,708)	$1,931,968	$—	$—	$3,089,570
2020	$2,181,538	$(1,392,708)	$1,136,361	$—	$—	$1,925,191
a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards”, column (e) and “Option Awards” in column (f) of the Summary Compensation Table for the applicable year.

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

3. (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,335,577	$—	$—	$—	$—	$—	$1,335,577
2023	$860,289	$(1,333,715)	$(361,161)	$104,508	$(562,919)	$—	$(1,292,998)
2022	$1,289,835	$859,999	$161,607	$—	$(324,276)	$—	$1,987,165
2021	$1,061,580	$144,499	$290,744	$487,478	$(52,333)	$—	$1,931,968
2020	$1,503,640	$(505,018)	$(183,806)	$390,800	$(69,255)	$—	$1,136,361

3. The dollar amounts reported in column (d) of Table 1 represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for the years 2024, 2023, 2022, 2021, and 2020 were Ulrich G. Trogele, David T. Johnson, Timothy J. Donnelly, Anthony S. Hendrix, Peter E. Eilers, and Shirin Khosravi.

4. The dollar amounts reported in column (e) of Table 1 represent the average amount of “compensation actually paid” (also, "CAP") to the NEOs as a group (excluding the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
			(a)		(b)
2024	$680,441	$30,051	$(93,896)	$—	$—	$616,596
2023	$567,665	$(142,029)	$(224,349)	$—	$—	$201,287
2022	$729,905	$(157,642)	$244,989	$—	$—	$817,252
2021	$708,595	$(179,315)	$272,825	$—	$—	$802,105
2020	$645,118	$(211,566)	$176,511	$—	$—	$610,063

The amounts deducted or added in calculating the total average equity award adjustments for NEOs other than the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc. not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$30,051	$(48,674)	$(3,836)	$—	$(71,437)	$—	$(93,896)
2023	$72,367	$(166,981)	$(54,861)	$10,650	$(85,524)	$—	$(224,349)
2022	$144,484	$125,605	$24,945	$—	$(50,045)	$—	$244,989
2021	$145,746	$22,097	$42,051	$70,498	$(7,567)	$—	$272,825
2020	$228,417	$(75,693)	$(30,040)	$63,445	$(9,618)	$—	$176,511

There are no amounts deducted or added in calculating total pension benefit adjustments, as the Company does not sponsor any privately-sponsored pension plan or defined benefit plan. On behalf of Mr. Eilers, the Company contributes toward a pension plan sponsored by a third party with respect to which the Company is not privy to funding or other metrics that would be used in establishing actuarial values.

5. Cumulative TSR in column (f) of Table 1 is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6. Column (g) of Table 1 represents the TSR of the Global Agribusiness Index.

7. The dollar amounts reported in column (h) of Table 1 represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8. The dollar amounts reported in column (i) of Table 1 represent the amount of net sales reflected in the Company’s audited consolidated financial statements for the applicable year.

Company Selected Measure Name			Net sales
Named Executive Officers, Footnote			Our principal executive officer (“PEO”) for fiscal year 2024 is Douglas A. Kaye, who joined the Company on December 9, 2024. Our PEO for the fiscal years 2023, 2022, 2021, and 2020 is Eric G. Wintemute who left that position on July 12, 2024. The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
Peer Group Issuers, Footnote			Column (g) of Table 1 represents the TSR of the Global Agribusiness Index.
PEO Total Compensation Amount			$ 1,675,160	$ 2,509,773	$ 2,852,874	$ 2,463,689	$ 2,181,538
PEO Actually Paid Compensation Amount			$ 339,583	(471,651)	3,432,747	3,089,570	1,925,191
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” or “CAP” to the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(a)	(b)	(c)	(d)
2024	$1,675,160	$1,335,577	$(842,658)	$—	$—	$339,583
2023	$2,509,773	$(1,688,426)	$(1,292,998)	$—	$—	$(471,652)
2022	$2,852,874	$(1,407,292)	$1,987,165	$—	$—	$3,432,747
2021	$2,463,689	$(1,392,708)	$1,931,968	$—	$—	$3,089,570
2020	$2,181,538	$(1,392,708)	$1,136,361	$—	$—	$1,925,191
a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards”, column (e) and “Option Awards” in column (f) of the Summary Compensation Table for the applicable year.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,335,577	$—	$—	$—	$—	$—	$1,335,577
2023	$860,289	$(1,333,715)	$(361,161)	$104,508	$(562,919)	$—	$(1,292,998)
2022	$1,289,835	$859,999	$161,607	$—	$(324,276)	$—	$1,987,165
2021	$1,061,580	$144,499	$290,744	$487,478	$(52,333)	$—	$1,931,968
2020	$1,503,640	$(505,018)	$(183,806)	$390,800	$(69,255)	$—	$1,136,361

3. The dollar amounts reported in column (d) of Table 1 represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for the years 2024, 2023, 2022, 2021, and 2020 were Ulrich G. Trogele, David T. Johnson, Timothy J. Donnelly, Anthony S. Hendrix, Peter E. Eilers, and Shirin Khosravi.

Non-PEO NEO Average Total Compensation Amount			$ 680,441	567,665	729,905	708,595	645,118
Non-PEO NEO Average Compensation Actually Paid Amount			$ 616,596	201,287	817,252	802,105	610,063
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) of Table 1 represent the average amount of “compensation actually paid” (also, "CAP") to the NEOs as a group (excluding the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Reported Change in the Actuarial Value of Pension Benefits	Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
			(a)		(b)
2024	$680,441	$30,051	$(93,896)	$—	$—	$616,596
2023	$567,665	$(142,029)	$(224,349)	$—	$—	$201,287
2022	$729,905	$(157,642)	$244,989	$—	$—	$817,252
2021	$708,595	$(179,315)	$272,825	$—	$—	$802,105
2020	$645,118	$(211,566)	$176,511	$—	$—	$610,063

The amounts deducted or added in calculating the total average equity award adjustments for NEOs other than the PEO are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends etc. not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$30,051	$(48,674)	$(3,836)	$—	$(71,437)	$—	$(93,896)
2023	$72,367	$(166,981)	$(54,861)	$10,650	$(85,524)	$—	$(224,349)
2022	$144,484	$125,605	$24,945	$—	$(50,045)	$—	$244,989
2021	$145,746	$22,097	$42,051	$70,498	$(7,567)	$—	$272,825
2020	$228,417	$(75,693)	$(30,040)	$63,445	$(9,618)	$—	$176,511

			There are no amounts deducted or added in calculating total pension benefit adjustments, as the Company does not sponsor any privately-sponsored pension plan or defined benefit plan. On behalf of Mr. Eilers, the Company contributes toward a pension plan sponsored by a third party with respect to which the Company is not privy to funding or other metrics that would be used in establishing actuarial values.
Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Net Sales
Total Shareholder Return Vs Peer Group			Cumulative TSR of the Company and Cumulative TSR of the Global Agribusiness Index
Tabular List, Table

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our shareholders. The most important metrics used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Net Sales
•
Adjusted EBITDA*
•
Earnings Per Share
			* Adjusted EBITDA is calculated by taking the sum of net income plus transformation expense, stock compensation expense, depreciation and amortization, proxy costs, interest expenses (net) and the provision for income taxes.
Total Shareholder Return Amount			$ 24	72	141	106	100
Peer Group Total Shareholder Return Amount			113	105	115	125	100
Net Income (Loss)			$ (124,855,000)	$ 7,519,000	$ 27,404,000	$ 18,587,000	$ 15,242,000
Company Selected Measure Amount			549,520,000	579,371,000	609,615,000	557,676,000	458,704,000
PEO Name	Douglas A. Kaye	Eric G. Wintemute		Eric G. Wintemute	Eric G. Wintemute	Eric G. Wintemute	Eric G. Wintemute
Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Non-GAAP Measure Description			The dollar amounts reported in column (i) of Table 1 represent the amount of net sales reflected in the Company’s audited consolidated financial statements for the applicable year
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Earnings Per Share
Douglas A. Kaye [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,675,160
PEO Actually Paid Compensation Amount			339,583
Douglas A. Kaye [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Douglas A. Kaye [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Douglas A. Kaye [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(842,658)
Douglas A. Kaye [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,335,577
Douglas A. Kaye [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,335,577
Douglas A. Kaye [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,335,577
Douglas A. Kaye [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Douglas A. Kaye [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Douglas A. Kaye [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Douglas A. Kaye [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Douglas A. Kaye [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0				$ 0
Eric G. Wintemute [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,509,773	$ 2,852,874	$ 2,463,689	2,181,538
PEO Actually Paid Compensation Amount				(471,652)	3,432,747	3,089,570	1,925,191
Eric G. Wintemute [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Eric G. Wintemute [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Eric G. Wintemute [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,292,998)	1,987,165	1,931,968	1,136,361
Eric G. Wintemute [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,688,426)	(1,407,292)	(1,392,708)	(1,392,708)
Eric G. Wintemute [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,292,998)	1,987,165	1,931,968	1,136,361
Eric G. Wintemute [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				860,289	1,289,835	1,061,580	1,503,640
Eric G. Wintemute [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,333,715)	859,999	144,499	(505,018)
Eric G. Wintemute [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(361,161)	161,607	290,744	(183,806)
Eric G. Wintemute [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				104,508	0	487,478	390,800
Eric G. Wintemute [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(562,919)	(324,276)	(52,333)	(69,255)
Eric G. Wintemute [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(93,896)	(224,349)	244,989	272,825	176,511
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,051	(142,029)	(157,642)	(179,315)	(211,566)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,051	72,367	144,484	145,746	228,417
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(48,674)	(166,981)	125,605	22,097	(75,693)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,836)	(54,861)	24,945	42,051	(30,040)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	10,650	0	70,498	63,445
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(71,437)	(85,524)	(50,045)	(7,567)	(9,618)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0